SCHEDULE OF CALCULATION OF THE LOSS ON DISPOSAL (Details) - USD ($)	Apr. 30, 2023	Apr. 30, 2022
Multiemployer Plan [Line Items]
Note receivable		$ 288,980
Cash and restricted cash		$ (916,082)
Play Sight And Foundation Sports [Member]
Multiemployer Plan [Line Items]
Note receivable	$ 2,000,000
Cash and restricted cash	(714,507)
Accounts receivable	(411,249)
Prepaid expenses	(106,031)
Inventory	(296,920)
Finished products used in operations	(4,117,986)
Contract assets	(298,162)
Right of use asset	(103,228)
Goodwill	(25,862,000)
Property and equipment	(116,505)
Intangible assets	(18,576,475)
Contract liabilities	3,785,408
Lease liabilities	78,016
Accounts payable and accrued expenses	3,325,747
Loss on disposal of discontinued operations	$ (41,413,892)